Discontinued Operations (Narrative) (Details) - I.C. Power [Member] $ in Thousands	1 Months Ended
Dec. 31, 2017 USD ($)
Statement Line Items [Line Items]
Proceeds from sale of business to ISQ	$ 1,332,000
Proceeds paid by ISQ	1,110,000
Retained unconsolidated cash at Inkia	222,000
Base purchase price	1,177,000
Bonds assumed by ISQ	600,000
Amount paid by ISQ	935,000
Deferred payment obligation	$ 175,000
Interest payable in kind	8.00%
Certain payments from ISQ	$ 12,000